Supplemental Cash Flow Information (Details) - Schedule of Investing Activities with Partial Cash Payments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investing Activities with Partial Cash Payments [Abstract]
Purchase of property, plant and equipment	$ 237,564	$ 2,886,753	$ 7,495,838
Add: Opening balance of payable on equipment	79,517	128,013	128,446
Less: Ending balance of payable on equipment	(19,724)	(79,517)	(128,013)
Cash paid during the year	$ 297,357	$ 2,935,249	$ 7,496,271